Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Costs and Activity

The Company’s lease costs and activity for the years ended December 31, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Lease Cost
Operating lease cost	2,063	$1,840
Short-term lease cost	39	—
Variable lease cost	671	526
Sublease income	(868)	(379)
Net lease cost	$1,905	$1,987
	Year Ended December 31,
	2024	2023
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,424	$2,480
Right-of-use assets obtained in exchange for operating lease liabilities	$3,428	$7,155

Schedule of Maturity of Lease Liabilities on Undiscounted Cash Flow Basis and Reconciliation

The maturity of the Company’s lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating lease liabilities recognized on the Company’s consolidated balance sheet as of December 31, 2024 were as follows (in thousands):

2025	2,863
2026	2,041
2027	2,099
2028	2,162
2029	1,844
Thereafter	3,139
Total lease payments	14,148
Less: interest	(3,083)
Present value of lease liabilities	$11,065

Operating lease liabilities	$11,065